OCM GOLD FUND

Schedule of Investments - August 31, 2024

(Unaudited)

Shares			Value
	Common Stocks	96.1%
	Major Gold Producers	26.0%
65,000	Agnico Eagle Mines Ltd.		$5,295,550
100,000	AngloGold Ashanti PLC		2,967,000
200,000	Barrick Gold Corp.		4,038,000
118,670	Endeavour Mining PLC		2,501,606
65,000	Newmont Corp.		3,470,350
			18,272,506
	Intermediate/Mid-Tier Gold Producers	24.5%
290,000	Alamos Gold, Inc.		5,591,200
500,000	B2Gold Corp.^		1,406,099
250,000	Dundee Precious Metals, Inc.		2,435,631
225,000	Fortuna Mining Corp.*		1,036,766
130,000	Lundin Gold, Inc.		2,611,190
500,000	OceanaGold Corp.		1,302,219
70,000	Pan American Silver Corp.		1,414,700
800,000	Perseus Mining Ltd.		1,429,538
			17,227,343
	Junior Gold Producers	22.8%
1,464,110	Catalyst Metals Ltd.*		2,259,490
750,000	Emerald Resources N.L.*		2,030,594
1,659,900	Jaguar Mining, Inc.*		5,801,090
175,000	K92 Mining, Inc.*		958,300
1,000,000	Minera Alamos, Inc.*		181,791
450,000	Mineros S.A.		370,632
500,000	Orezone Gold Corp.*		278,252
800,000	Thor Explorations Ltd.*		184,017
415,000	Wesdome Gold Mines Ltd.*		3,969,244
			16,033,410
	Exploration and Development Companies	5.5%
350,000	Angel Wing Metals, Inc.*		18,828
1,166,667	Ausgold Ltd.*		343,509
62,500	G Mining Ventures Corp.*		397,436
250,000	G2 Goldfields, Inc.*		265,267
875,000	Liberty Gold Corp.*		246,717
616,500	Montage Gold Corp.*		809,679
5,000,000	Omai Gold Mines Corp.*		593,604
1,758,000	Rio2 Ltd.*		717,445
3,000,000	Royal Road Minerals Ltd.*		300,512
4,578,755	RTG Mining, Inc.*		123,968
2,512,040	Sutter Gold Mining, Inc.* #		—

Shares			Value
298,500	Tajiri Resources Corp.*		$10,521
105,500	Westhaven Gold Corp.*		13,699
			3,841,185
	Royalty/Streaming Companies	7.1%
80,000	Wheaton Precious Metals Corp.		4,944,127
	Primary Silver Producers	10.2%
644,400	Aya Gold & Silver, Inc.*		7,157,875

	Total Common Stocks
	(Cost $23,220,423)		67,476,446

	Warrants	0.0%
	Exploration and Development Companies	0.0%
175,000	Angel Wing Metals, Inc. Exercise Price: 0.50 CAD, Expiration Date: 4/26/2025*		—
			—
	Total Warrants
	(Cost $0)		—
	Short-Term Investment	3.9%
2,766,635	UMB Money Market Fiduciary, 0.01%		2,766,635
	Total Short-Term Investment
	(Cost $2,766,635)		2,766,635
	Total Investments	100.0%
	(Cost $25,987,058)		70,243,081
	Liabilities less Other Assets	(0.0)%	(1,524)
	TOTAL NET ASSETS	100.0%	$70,241,557

PLC – Public Limited Company

CAD – Canadian Dollars

^	Denoted investment is a Canadian security traded on U.S. stock exchange.
*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.